UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2013–June 30, 2014

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07920
Reporting Period: 07/01/2013 - 06/30/2014
Western Asset High Income Opportunity Fund Inc.

=============== Western Asset High Income Opportunity Fund Inc. ================

CITIGROUP INC.

Ticker:       C              Security ID:  172967424
Meeting Date: APR 22, 2014   Meeting Type: Annual
Record Date:  FEB 24, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Directors (Majority Voting) For       For          Management
1B.   Election of Directors (Majority Voting) For       For          Management
1C.   Election of Directors (Majority Voting) For       For          Management
1D.   Election of Directors (Majority Voting) For       For          Management
1E.   Election of Directors (Majority Voting) For       For          Management
1F.   Election of Directors (Majority Voting) For       For          Management
1G.   Election of Directors (Majority Voting) For       For          Management
1H.   Election of Directors (Majority Voting) For       For          Management
1I.   Election of Directors (Majority Voting) For       For          Management
1J.   Election of Directors (Majority Voting) For       For          Management
1K.   Election of Directors (Majority Voting) For       For          Management
1L.   Election of Directors (Majority Voting) For       For          Management
1M.   Election of Directors (Majority Voting) For       For          Management
1N.   Election of Directors (Majority Voting) For       For          Management
2.    Ratify Appointment of Independent       For       For          Management
      Auditors
3.    14A Executive Compensation              For       For          Management
4.    Approve Stock Compensation Plan         For       For          Management
5.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
6.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
7.    S/H Proposal - Corporate Governance     Against   Against      Shareholder
8.    S/H Proposal - Access To Proxy          Against   Against      Shareholder

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HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309
Meeting Date: JUN 05, 2014   Meeting Type: Annual
Record Date:  APR 07, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  Election of Directors-JAMES LACHANCE    For       For          Management
1..2  Election of Directors-STEVEN L. RUBIN   For       For          Management
2.    Ratify Shareholder Rights Plan          For       For          Management
3.    Ratify Appointment of Independent       For       For          Management
      Auditors
4.    14A Executive Compensation              For       For          Management

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NORTEK, INC.

Ticker:       NTK            Security ID:  656559309
Meeting Date: MAY 01, 2014   Meeting Type: Annual
Record Date:  MAR 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  Election of Directors-JEFFREY C.        For       For          Management
      BLOOMBERG
1..2  Election of Directors-JAMES B. HIRSHORN For       For          Management
1..3  Election of Directors-CHRIS A. MCWILTON For       For          Management
2.    14A Executive Compensation              For       For          Management
3.    Ratify Appointment of Independent       For       For          Management
      Auditors

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REALOGY HOLDINGS CORP.

Ticker:       RLGY           Security ID:  75605Y106
Meeting Date: MAY 02, 2014   Meeting Type: Annual
Record Date:  MAR 07, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  Election of Directors-JESSICA M.        For       For          Management
      BIBLIOWICZ
1..2  Election of Directors-FIONA P. DIAS     For       For          Management
2.    Declassify Board                        For       For          Management
3.    Approve Charter Amendment               For       For          Management
4.    14A Executive Compensation              For       For          Management
5.    Ratify Appointment of Independent       For       For          Management
      Auditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ Kenneth D. Fuller Kenneth D. Fuller Chairman, President and Chief Executive Officer

Date	August 8, 2014